INTERIM FINANCIAL DATA Interim Financial Data (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Mar. 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed				$ 241,900,000
Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired				11
Noncash or Part Noncash Acquisition, Debt Assumed				285,200,000
Quintana Shipping Ltd [Domain] | Hemen Holdings Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Value of Assets Acquired			$ 343,300,000
Number of vessels acquired | Hemen Holdings Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 2		2	2
Number of vessels acquired | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 14			14
Number of vessels acquired | Quintana Shipping Ltd [Domain] | Hemen Holdings Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired				$ 16
Newcastlemax Vessels [Member] | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			1
Capesize Vessels [Member] | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			5
Panamax Vessels | Hemen Holdings Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			5
Panamax Vessels | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			$ 8
Common Stock
interim reporting [Line Items]
Shares issued (in shares)				23,557,800	71,430,612
Private Placement [Member] | Common Stock
interim reporting [Line Items]
Shares issued (in shares)		8,607,800	17,800,000
Private Placement [Member] | Hemen Holdings Ltd [Domain] | Common Stock
interim reporting [Line Items]
Shares issued (in shares)		3,300,000
Private Placement [Member] | Hemen Holdings Ltd [Domain] | Common Stock | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Shares issued (in shares)		14,950,000	14,950,000
Seller's Credit [Member]
interim reporting [Line Items]
Long-term debt			$ 22,500,000	$ 22,500,000		$ 0
Seller's Credit [Member] | Hemen Holdings Ltd [Domain]
interim reporting [Line Items]
Long-term debt			$ 22,500,000	22,500,000		$ 0
Noncash or Part Noncash Acquisition, Debt Assumed				22,500,000
Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member] | Quintana Shipping Ltd [Domain]
interim reporting [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed				$ 219,400,000